Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share

Earnings per share consist of the following for the years ended March 31, 2025, March 31, 2024 and March 31, 2023:

	As of March 31, 2025	As of March 31, 2024	As of March 31, 2023
	($US)	($US)	($US)
(Loss)/profit for the year available to common shareholders	$694,584	$287,669	$(2,348,103)
Weighted average number of common shares	5,688,206	967,510	613,481
Par value	$0.01	$0.01	$0.01
Earnings/(loss) per common share:
Basic earnings/(loss) per common share	$0.12	$0.30	$(3.83)
Diluted earnings/(loss) per common share	$0.12	$0.30	$(3.83)